Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of future minimum payments under operating leases

Future minimum payments under non-cancelable operating leases consist of the following as of December 31, 2017:

	RMB	US$
2018	76,554	11,766
2019	67,495	10,374
2020	46,926	7,212
2021	20	3
2022 and thereafter	5	1

	191,000	29,356